JPMorgan BetaBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a
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the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or
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© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Australia — 0.0% ^
Yancoal Australia Ltd. (a)	23,300	105,867
Brazil — 3.9%
Ambev SA	341,064	696,461
Atacadao SA *	42,912	70,178
B3 SA - Brasil Bolsa Balcao	435,202	832,525
Banco Bradesco SA	117,739	232,932
Banco Bradesco SA (Preference)	411,074	902,653
Banco BTG Pactual SA	87,694	503,886
Banco do Brasil SA	132,510	621,300
Banco Santander Brasil SA	29,031	146,537
BB Seguridade Participacoes SA	52,452	325,220
Braskem SA (Preference), Class A *	15,576	48,302
Caixa Seguridade Participacoes S/A	40,166	102,756
CCR SA	91,450	200,810
Centrais Eletricas Brasileiras SA	76,816	535,905
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	26,291	409,275
Cia Energetica de Minas Gerais	27,625	61,295
Cia Energetica de Minas Gerais (Preference)	156,774	302,397
Cia Paranaense de Energia - Copel	62,787	99,795
Cia Paranaense de Energia - Copel (Preference)	82,270	146,034
Cia Siderurgica Nacional SA	47,067	98,442
Cosan SA	92,631	218,797
CPFL Energia SA	14,645	84,046
Energisa SA	22,572	175,311
Engie Brasil Energia SA	20,768	162,402
Equatorial Energia SA	86,572	498,664
Gerdau SA (Preference)	110,264	356,165
Hapvida Participacoes e Investimentos SA * (a)	409,696	294,805
Hypera SA *	32,804	166,510
Itau Unibanco Holding SA (Preference)	369,197	2,218,648
Itausa SA (Preference)	432,390	773,633
Klabin SA	75,284	292,556
Localiza Rent a Car SA	68,249	528,023
Lojas Renner SA	80,476	188,379
Natura & Co. Holding SA	76,606	201,126
Neoenergia SA	43,621	140,130
Petroleo Brasileiro SA	283,918	2,028,936
Petroleo Brasileiro SA (Preference)	349,496	2,302,312
PRIO SA	63,674	540,697
Raia Drogasil SA	100,169	491,800
Rede D'Or Sao Luiz SA (a)	101,722	498,525
Rumo SA	90,508	353,317
Sendas Distribuidora SA *	107,277	186,440
Suzano SA	58,116	550,217
Telefonica Brasil SA	31,294	268,061
TIM SA	63,282	194,339
Vale SA	276,055	2,997,675

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Brazil — continued
Vibra Energia SA	81,915	335,704
WEG SA	114,757	1,025,603
		24,409,524
Chile — 0.4%
Banco de Chile	3,332,794	397,052
Banco de Credito e Inversiones SA	7,433	217,353
Banco Santander Chile	5,428,472	270,307
Cencosud SA	106,023	195,977
Cia Sud Americana de Vapores SA	1,225,194	84,201
Empresas CMPC SA	90,506	157,206
Empresas Copec SA	32,947	229,470
Enel Americas SA	1,471,674	137,734
Enel Chile SA	1,992,961	113,838
Falabella SA *	103,292	342,159
Latam Airlines Group SA	14,500,617	179,511
Sociedad Quimica y Minera de Chile SA (Preference), Class B	11,741	445,145
		2,769,953
China — 22.9%
360 Security Technology, Inc., Class A	47,200	48,994
AAC Technologies Holdings, Inc.	54,000	197,667
AECC Aviation Power Co. Ltd., Class A	17,800	97,959
Agricultural Bank of China Ltd., Class H	2,153,000	963,452
Airtac International Group	12,000	307,604
Akeso, Inc. * (a)	43,000	232,874
Alibaba Group Holding Ltd.	1,280,300	12,598,440
Alibaba Health Information Technology Ltd. *	394,000	166,655
Aluminum Corp. of China Ltd., Class A	83,900	80,164
Aluminum Corp. of China Ltd., Class H	324,000	181,370
Anhui Conch Cement Co. Ltd., Class H	96,500	235,289
Anhui Gujing Distillery Co. Ltd., Class A	2,900	75,512
Anhui Gujing Distillery Co. Ltd., Class B	8,500	113,334
Anjoy Foods Group Co. Ltd., Class A	6,100	67,107
ANTA Sports Products Ltd.	105,000	939,839
Asymchem Laboratories Tianjin Co. Ltd., Class A	6,200	63,621
Atour Lifestyle Holdings Ltd., ADR	5,262	88,086
Avary Holding Shenzhen Co. Ltd., Class A	11,200	57,936
BAIC BluePark New Energy Technology Co. Ltd., Class A *	32,300	42,840
Baidu, Inc., Class A *	173,800	1,927,026
Bank of Beijing Co. Ltd., Class A	137,600	101,511
Bank of China Ltd., Class H	6,053,000	2,695,331
Bank of Communications Co. Ltd., Class A	259,600	264,437
Bank of Communications Co. Ltd., Class H	561,000	407,616
Bank of Hangzhou Co. Ltd., Class A	34,000	63,381
Bank of Jiangsu Co. Ltd., Class A	106,700	113,595
Bank of Nanjing Co. Ltd., Class A	67,200	93,857
Bank of Ningbo Co. Ltd., Class A	47,200	140,548
Baoshan Iron & Steel Co. Ltd., Class A	145,300	136,735

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
BeiGene Ltd. *	57,300	729,014
Beijing Enterprises Holdings Ltd.	38,500	127,745
Beijing Enterprises Water Group Ltd.	324,000	99,970
Beijing Kingsoft Office Software, Inc., Class A	3,757	109,671
Beijing Roborock Technology Co. Ltd., Class A	726	31,616
Beijing Tiantan Biological Products Corp. Ltd., Class A	11,400	39,286
Beijing Tongrentang Co. Ltd., Class A	12,000	61,982
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,300	60,076
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	273,100	216,324
Bilibili, Inc., Class Z *	19,760	300,670
BOC Aviation Ltd. (a)	17,700	155,300
BOC Hong Kong Holdings Ltd.	272,500	792,791
Bosideng International Holdings Ltd.	270,000	135,124
BYD Co. Ltd., Class A	10,500	359,124
BYD Co. Ltd., Class H	77,500	2,294,370
BYD Electronic International Co. Ltd.	60,000	233,512
C&D International Investment Group Ltd.	65,000	108,948
Cambricon Technologies Corp. Ltd., Class A *	2,827	103,421
CGN Power Co. Ltd., Class H (a)	778,000	317,711
Changchun High-Tech Industry Group Co. Ltd.	6,100	80,107
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	6,000	103,557
China CITIC Bank Corp. Ltd., Class A	140,600	121,997
China CITIC Bank Corp. Ltd., Class H	693,000	414,712
China Coal Energy Co. Ltd., Class H	164,000	166,150
China Construction Bank Corp., Class H	7,454,000	5,205,024
China CSSC Holdings Ltd., Class A *	29,600	168,077
China Eastern Airlines Corp. Ltd., Class A *	167,400	92,460
China Everbright Bank Co. Ltd., Class A	302,200	132,169
China Everbright Environment Group Ltd.	287,000	129,652
China Feihe Ltd. (a)	295,000	133,603
China First Heavy Industries Co. Ltd., Class A *	1,090,300	365,369
China Galaxy Securities Co. Ltd., Class A	39,800	59,963
China Galaxy Securities Co. Ltd., Class H	283,500	145,100
China Gas Holdings Ltd.	244,200	222,081
China Great Wall Securities Co. Ltd., Class A *	462,500	450,222
China Hongqiao Group Ltd.	201,000	250,367
China International Capital Corp. Ltd., Class A	13,800	57,872
China International Capital Corp. Ltd., Class H (a)	141,600	157,826
China International Marine Containers Group Co. Ltd., Class H	66,900	51,975
China Jushi Co. Ltd., Class A	39,900	58,694
China Life Insurance Co. Ltd., Class H	567,000	786,631
China Literature Ltd. * (a)	35,800	116,007
China Longyuan Power Group Corp. Ltd., Class A	29,400	70,844
China Longyuan Power Group Corp. Ltd., Class H	276,000	247,477
China Medical System Holdings Ltd.	103,000	85,420
China Mengniu Dairy Co. Ltd.	53,000	88,685
China Merchants Bank Co. Ltd., Class A	130,900	592,754
China Merchants Bank Co. Ltd., Class H	288,000	1,193,710

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Merchants Energy Shipping Co. Ltd., Class A	53,000	57,224
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	39,100	66,679
China Merchants Port Holdings Co. Ltd.	120,000	176,452
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	53,100	64,647
China Minsheng Banking Corp. Ltd., Class A	236,000	116,041
China Minsheng Banking Corp. Ltd., Class H	531,000	188,192
China National Nuclear Power Co. Ltd., Class A	123,100	188,051
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	23,600	57,201
China Oilfield Services Ltd., Class H	148,000	130,372
China Overseas Land & Investment Ltd.	324,500	524,598
China Pacific Insurance Group Co. Ltd., Class A	39,900	163,279
China Pacific Insurance Group Co. Ltd., Class H	204,600	543,830
China Petroleum & Chemical Corp., Class A	302,200	271,350
China Petroleum & Chemical Corp., Class H	1,794,000	1,149,745
China Power International Development Ltd.	404,000	190,166
China Railway Group Ltd., Class A	135,700	116,883
China Railway Group Ltd., Class H	296,000	144,348
China Resources Beer Holdings Co. Ltd.	128,000	398,198
China Resources Gas Group Ltd.	73,300	248,764
China Resources Land Ltd.	230,500	688,986
China Resources Mixc Lifestyle Services Ltd. (a)	59,200	165,950
China Resources Pharmaceutical Group Ltd. (a)	153,000	104,618
China Resources Power Holdings Co. Ltd.	144,000	396,120
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	8,520	48,684
China Shenhua Energy Co. Ltd., Class A	47,300	260,284
China Shenhua Energy Co. Ltd., Class H	257,500	1,070,714
China Southern Airlines Co. Ltd., Class A *	94,400	77,404
China Suntien Green Energy Corp. Ltd., Class H	120,000	51,439
China Suntien Green Energy Corp. Ltd., Class A	124,000	127,141
China Taiping Insurance Holdings Co. Ltd.	141,600	150,753
China Three Gorges Renewables Group Co. Ltd., Class A	188,800	127,034
China Tourism Group Duty Free Corp. Ltd., Class A	17,700	168,244
China Tourism Group Duty Free Corp. Ltd., Class H (a)	8,600	60,763
China Tower Corp. Ltd., Class H (a)	3,356,000	411,777
China Vanke Co. Ltd., Class A	64,900	63,726
China Vanke Co. Ltd., Class H *	182,900	100,294
China Yangtze Power Co. Ltd., Class A	157,100	649,337
Chongqing Changan Automobile Co. Ltd., Class A	59,000	119,258
Chow Tai Fook Jewellery Group Ltd.	135,200	122,786
CITIC Ltd.	492,000	453,608
CITIC Securities Co. Ltd., Class A	82,600	226,343
CITIC Securities Co. Ltd., Class H	135,000	203,027
CMOC Group Ltd., Class A	118,000	122,464
CMOC Group Ltd., Class H	264,000	210,556
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	22,800	48,603
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	120,000	144,070
COSCO SHIPPING Holdings Co. Ltd., Class A	72,900	132,849
COSCO SHIPPING Holdings Co. Ltd., Class H	228,000	325,610

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Country Garden Holdings Co. Ltd. ‡ * (b)	148,000	9,187
Country Garden Services Holdings Co. Ltd.	179,000	107,706
CSPC Pharmaceutical Group Ltd.	636,000	473,086
East Buy Holding Ltd. * (a)	34,500	47,914
Eastroc Beverage Group Co. Ltd., Class A	2,400	77,511
Ecovacs Robotics Co. Ltd., Class A	3,400	19,387
ENN Energy Holdings Ltd.	61,500	430,332
ENN Natural Gas Co. Ltd., Class A *	20,000	54,281
Everdisplay Optronics Shanghai Co. Ltd., Class A *	752,361	211,423
Flat Glass Group Co. Ltd., Class A	12,100	31,650
Flat Glass Group Co. Ltd., Class H	40,000	58,049
Focus Media Information Technology Co. Ltd., Class A	125,100	100,363
Foshan Haitian Flavouring & Food Co. Ltd., Class A	41,360	201,241
Fosun International Ltd.	167,000	86,999
Founder Securities Co. Ltd., Class A	47,100	50,615
Foxconn Industrial Internet Co. Ltd., Class A *	63,200	212,399
Full Truck Alliance Co. Ltd., ADR	54,386	413,334
Fuyao Glass Industry Group Co. Ltd., Class A	11,700	72,895
Fuyao Glass Industry Group Co. Ltd., Class H (a)	48,800	254,842
Ganfeng Lithium Group Co. Ltd. (a)	35,600	74,756
Ganfeng Lithium Group Co. Ltd., Class A	12,000	46,780
GCL Technology Holdings Ltd. *	1,632,000	229,619
GD Power Development Co. Ltd., Class A	116,300	89,507
Geely Automobile Holdings Ltd.	452,000	459,258
Genscript Biotech Corp. *	76,000	121,084
Giant Biogene Holding Co. Ltd. (a)	31,000	160,695
GigaDevice Semiconductor, Inc., Class A *	6,000	71,583
GoerTek, Inc., Class A	22,500	67,195
Goldwind Science & Technology Co. Ltd., Class A	514,900	571,056
Great Wall Motor Co. Ltd., Class A	19,900	65,049
Great Wall Motor Co. Ltd., Class H	179,500	245,086
Gree Electric Appliances, Inc. of Zhuhai, Class A	41,300	228,818
Guangdong Haid Group Co. Ltd., Class A	11,200	68,106
Guangdong Investment Ltd.	240,000	125,858
Guanghui Energy Co. Ltd., Class A	42,700	36,020
Guangzhou Tinci Materials Technology Co. Ltd., Class A	12,500	27,231
Guosen Securities Co. Ltd., Class A	55,700	68,212
Guoyuan Securities Co. Ltd., Class A	480,800	442,954
H World Group Ltd.	149,000	448,124
Haidilao International Holding Ltd. (a)	126,000	204,364
Haier Smart Home Co. Ltd., Class A	41,300	156,046
Haier Smart Home Co. Ltd., Class H	180,600	590,456
Hainan Airlines Holding Co. Ltd., Class A *	279,000	42,466
Haitian International Holdings Ltd.	82,000	237,905
Haitong Securities Co. Ltd., Class A *	55,200	69,361
Hangzhou First Applied Material Co. Ltd., Class A	21,100	45,413
Hansoh Pharmaceutical Group Co. Ltd. (a)	88,000	192,489
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	12,900	29,404

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Henan Shuanghui Investment & Development Co. Ltd., Class A	19,700	62,910
Hengan International Group Co. Ltd.	59,500	185,869
Hengli Petrochemical Co. Ltd., Class A	45,000	87,071
Hisense Home Appliances Group Co. Ltd., Class A *	5,400	22,245
Hisense Home Appliances Group Co. Ltd.	30,000	96,987
Hisense Visual Technology Co. Ltd., Class A	7,500	18,448
Hua Hong Semiconductor Ltd. (a)	46,000	121,973
Huadian Power International Corp. Ltd., Class A ‡	54,800	45,881
Huadian Power International Corp. Ltd., Class H	134,000	68,948
Huadong Medicine Co. Ltd., Class A	11,700	47,259
Huaibei Mining Holdings Co. Ltd., Class A	15,500	31,990
Huaneng Power International, Inc., Class A	76,700	84,405
Huaneng Power International, Inc., Class H	354,000	210,369
Huatai Securities Co. Ltd., Class A	46,900	86,322
Huatai Securities Co. Ltd., Class H (a)	129,800	143,608
Huaxia Bank Co. Ltd., Class A	104,000	90,393
Huayu Automotive Systems Co. Ltd., Class A	95,900	206,965
Huizhou Desay Sv Automotive Co. Ltd., Class A	6,000	79,341
Hundsun Technologies, Inc., Class A	17,700	44,900
Hygeia Healthcare Holdings Co. Ltd. * (a)	28,200	75,979
IEIT Systems Co. Ltd., Class A	10,000	52,055
Iflytek Co. Ltd., Class A	17,800	98,200
Industrial & Commercial Bank of China Ltd., Class H	5,562,000	3,081,248
Industrial Bank Co. Ltd., Class A	141,600	328,337
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	288,700	58,398
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	988,900	513,555
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	47,200	164,028
Inner Mongolia Yitai Coal Co. Ltd., Class B	78,600	142,502
Innovent Biologics, Inc. * (a)	100,000	495,032
iQIYI, Inc., ADR *	37,048	123,370
JA Solar Technology Co. Ltd., Class A	23,600	35,292
JD Health International, Inc. * (a)	81,350	225,791
JD Logistics, Inc. * (a)	183,100	188,321
JD.com, Inc., Class A	188,750	2,488,782
Jiangsu Eastern Shenghong Co. Ltd., Class A	42,000	46,150
Jiangsu Expressway Co. Ltd., Class H	96,000	91,296
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,700	55,156
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	36,500	213,195
Jiangsu King's Luck Brewery JSC Ltd., Class A	8,300	50,766
Jiangsu Yanghe Distillery Co. Ltd., Class A	11,900	134,765
Jiangsu Zhongtian Technology Co. Ltd., Class A	22,400	46,440
Jiangxi Copper Co. Ltd., Class H	99,000	174,036
Jinko Solar Co. Ltd., Class A	58,090	58,875
JiuGui Liquor Co. Ltd., Class A	6,200	35,119
Jointown Pharmaceutical Group Co. Ltd., Class A	186,291	119,017
KE Holdings, Inc., Class A	166,300	768,924
Kingboard Holdings Ltd.	59,000	120,337
Kingdee International Software Group Co. Ltd. *	237,000	189,925

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Kingsoft Corp. Ltd.	78,000	220,946
Kuaishou Technology * (a)	219,200	1,227,673
Kunlun Energy Co. Ltd.	284,000	275,307
Kweichow Moutai Co. Ltd., Class A	7,400	1,455,378
Lenovo Group Ltd.	578,000	748,632
Li Auto, Inc., Class A *	82,800	809,968
Li Ning Co. Ltd.	44,500	82,886
Liaoning Cheng Da Co. Ltd., Class A	53,700	63,976
Liaoning Port Co. Ltd., Class A	2,220,000	393,500
Longfor Group Holdings Ltd. (a)	159,500	207,208
LONGi Green Energy Technology Co. Ltd., Class A	53,100	106,747
Luxshare Precision Industry Co. Ltd., Class A	40,900	217,311
Luzhou Laojiao Co. Ltd., Class A	9,700	175,544
Meituan * (a)	409,200	5,666,058
MINISO Group Holding Ltd.	32,800	137,117
Minth Group Ltd. *	78,000	109,447
Montage Technology Co. Ltd., Class A	7,695	63,550
Muyuan Foods Co. Ltd., Class A *	41,300	250,006
NARI Technology Co. Ltd., Class A	56,880	189,056
NAURA Technology Group Co. Ltd., Class A	3,900	185,217
NetEase, Inc.	135,700	2,502,794
New China Life Insurance Co. Ltd., Class A	13,600	60,185
New China Life Insurance Co. Ltd., Class H	71,400	139,258
New Oriental Education & Technology Group, Inc. *	112,800	730,114
Ningbo Deye Technology Co. Ltd., Class A	3,616	48,598
Ningbo Sanxing Medical Electric Co. Ltd., Class A	8,000	32,612
Ningbo Tuopu Group Co. Ltd., Class A	10,730	54,533
Ningxia Baofeng Energy Group Co. Ltd., Class A	46,700	97,106
NIO, Inc., Class A *	115,920	516,628
Nongfu Spring Co. Ltd., Class H (a)	139,200	540,744
Oppein Home Group, Inc., Class A	3,000	18,887
PDD Holdings, Inc., ADR *	50,899	6,560,372
People.cn Co. Ltd., Class A	6,400	17,525
People's Insurance Co. Group of China Ltd. (The), Class H	666,000	224,084
PetroChina Co. Ltd., Class H	1,608,000	1,396,346
PICC Property & Casualty Co. Ltd., Class H	518,000	679,264
Ping An Bank Co. Ltd., Class A	129,800	184,697
Ping An Insurance Group Co. of China Ltd., Class A	64,400	379,591
Ping An Insurance Group Co. of China Ltd., Class H	481,500	2,090,972
Poly Developments and Holdings Group Co. Ltd., Class A	82,600	100,812
Pop Mart International Group Ltd. (a)	49,800	264,216
Postal Savings Bank of China Co. Ltd., Class A	258,500	172,806
Postal Savings Bank of China Co. Ltd., Class H (a)	654,000	349,717
Power Construction Corp. of China Ltd., Class A	118,000	89,861
Qingdao Rural Commercial Bank Corp., Class A	1,054,200	384,126
Qinghai Salt Lake Industry Co. Ltd., Class A *	41,300	88,910
Remegen Co. Ltd., Class H * (a)	14,500	26,456
Rongsheng Petrochemical Co. Ltd., Class A	70,800	88,934

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Sany Heavy Equipment International Holdings Co. Ltd.	85,000	50,985
Sany Heavy Industry Co. Ltd., Class A	59,000	131,879
SDIC Power Holdings Co. Ltd., Class A	42,600	100,186
Seres Group Co. Ltd., Class A *	10,200	112,669
SF Holding Co. Ltd., Class A	35,500	172,300
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	648,100	346,081
Shaanxi Coal Industry Co. Ltd., Class A	64,900	209,998
Shandong Gold Mining Co. Ltd., Class A	23,600	96,594
Shandong Gold Mining Co. Ltd., Class H (a)	53,750	111,369
Shandong Hi-Speed Holdings Group Ltd. *	146,000	106,965
Shandong Nanshan Aluminum Co. Ltd., Class A	143,600	72,052
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	197,600	100,268
Shanghai Baosight Software Co. Ltd., Class A	14,320	63,728
Shanghai Baosight Software Co. Ltd., Class B	59,264	96,978
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	121,500	396,364
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	24,000	36,617
Shanghai International Airport Co. Ltd., Class A	17,900	85,660
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	63,000	94,469
Shanghai Pudong Development Bank Co. Ltd., Class A	194,700	226,514
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,100	23,581
Shanghai Rural Commercial Bank Co. Ltd., Class A	55,100	50,783
Shanxi Coking Coal Energy Group Co. Ltd., Class A	36,100	41,396
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	18,900	40,719
Shanxi Meijin Energy Co. Ltd., Class A *	49,800	30,378
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	7,700	196,463
Shennan Circuits Co. Ltd., Class A	3,100	47,609
Shenwan Hongyuan Group Co. Ltd., Class A	222,000	140,812
Shenzhen Transsion Holdings Co. Ltd., Class A	8,100	90,758
Shenzhou International Group Holdings Ltd.	64,900	549,410
Sichuan Chuantou Energy Co. Ltd., Class A	28,400	73,631
Sichuan Road and Bridge Group Co. Ltd., Class A	50,800	44,300
Silergy Corp.	27,000	373,288
Sinomach Heavy Equipment Group Co. Ltd., Class A *	1,224,700	454,529
Sinopec Oilfield Service Corp., Class A *	213,700	54,383
Sinopharm Group Co. Ltd., Class H	110,400	258,948
Sinotrans Ltd., Class H	142,000	65,921
Sinotruk Hong Kong Ltd.	54,500	143,350
Smoore International Holdings Ltd. (a)	177,000	206,661
StarPower Semiconductor Ltd., Class A	8,040	101,452
Sunny Optical Technology Group Co. Ltd.	58,800	329,757
TAL Education Group, ADR *	34,908	349,778
TCL Technology Group Corp., Class A	122,500	66,512
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	31,900	38,619
Tencent Holdings Ltd.	470,200	21,698,063
Tencent Music Entertainment Group, Class A	102,300	726,421
Tianqi Lithium Corp., Class A	12,000	48,771
Tingyi Cayman Islands Holding Corp.	154,000	187,771
Tongcheng Travel Holdings Ltd. (a)	93,600	162,963

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	67,200	75,901
Tongwei Co. Ltd., Class A	35,400	88,889
Topsports International Holdings Ltd. (a)	236,000	105,119
Trina Solar Co. Ltd., Class A	12,433	30,035
Trip.com Group Ltd. *	42,150	1,799,456
Tsingtao Brewery Co. Ltd.	54,000	344,984
Tuhu Car, Inc. * (a)	32,000	69,875
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,200	46,317
Uni-President China Holdings Ltd.	100,000	82,428
Unisplendour Corp. Ltd., Class A	23,600	76,118
Vipshop Holdings Ltd., ADR	26,268	358,295
Wanda Film Holding Co. Ltd., Class A *	12,500	19,327
Wanhua Chemical Group Co. Ltd., Class A	23,700	254,481
Want Want China Holdings Ltd.	407,000	244,319
Weichai Power Co. Ltd., Class A	39,500	75,592
Weichai Power Co. Ltd., Class H	160,000	256,072
Will Semiconductor Co. Ltd., Class A *	10,100	144,141
Wuliangye Yibin Co. Ltd., Class A	22,700	398,973
WUS Printed Circuit Kunshan Co. Ltd., Class A	12,600	58,674
WuXi AppTec Co. Ltd., Class A	17,900	105,290
WuXi AppTec Co. Ltd., Class H (a)	29,500	120,676
XCMG Construction Machinery Co. Ltd., Class A	77,000	69,900
Xiamen Faratronic Co. Ltd., Class A	6,100	73,226
Xiamen Tungsten Co. Ltd., Class A	104,000	244,966
Xinjiang Daqo New Energy Co. Ltd., Class A	12,242	34,400
Xinyi Glass Holdings Ltd.	125,000	132,045
Xinyi Solar Holdings Ltd.	384,000	182,200
XPeng, Inc., Class A *	95,600	386,419
Yadea Group Holdings Ltd. (a)	116,000	156,332
Yangzijiang Shipbuilding Holdings Ltd.	205,800	414,947
Yankuang Energy Group Co. Ltd., Class A	34,645	71,934
Yankuang Energy Group Co. Ltd., Class H	229,000	298,916
Yongan Futures Co. Ltd., Class A	201,301	330,003
Yuexiu Property Co. Ltd.	131,000	83,726
Yum China Holdings, Inc.	28,005	846,871
Yunnan Energy New Material Co. Ltd., Class A	6,300	26,898
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,900	173,704
Zhaojin Mining Industry Co. Ltd., Class H	114,000	204,382
Zhejiang China Commodities City Group Co. Ltd., Class A	35,800	38,284
Zhejiang Dahua Technology Co. Ltd., Class A	21,900	45,552
Zhejiang Huayou Cobalt Co. Ltd., Class A	11,100	36,111
Zhejiang Juhua Co. Ltd., Class A	15,600	42,744
Zhejiang Leapmotor Technology Co. Ltd. * (a)	53,800	171,829
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	23,500	60,060
Zhejiang Zheneng Electric Power Co. Ltd., Class A	87,500	80,302
ZhongAn Online P&C Insurance Co. Ltd., Class H * (a)	55,100	94,080
Zhongsheng Group Holdings Ltd.	59,500	92,835
Zhuzhou CRRC Times Electric Co. Ltd., Class H	43,200	159,431

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Zijin Mining Group Co. Ltd., Class A	119,700	276,192
Zijin Mining Group Co. Ltd., Class H	412,000	835,686
ZJLD Group, Inc. (a)	43,600	39,953
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	122,400	69,165
ZTE Corp., Class A	28,800	109,710
ZTE Corp., Class H	61,400	137,541
ZTO Express Cayman, Inc.	32,750	622,379
		143,227,349
Colombia — 0.2%
Bancolombia SA	22,656	209,949
Bancolombia SA (Preference)	34,450	289,138
Ecopetrol SA	366,467	196,758
Grupo de Inversiones Suramericana SA (Preference)	8,571	45,489
Grupo Energia Bogota SA ESP	286,524	172,933
Interconexion Electrica SA ESP	35,172	153,503
		1,067,770
Czech Republic — 0.1%
CEZ A/S	12,416	478,126
Komercni Banka A/S	5,512	190,429
		668,555
Egypt — 0.0% ^
Commercial International Bank - Egypt (CIB)	160,188	274,754
Greece — 0.4%
Eurobank Ergasias Services and Holdings SA	187,112	428,724
Hellenic Telecommunications Organization SA	16,107	264,634
JUMBO SA	8,754	234,577
Metlen Energy & Metals SA	7,755	306,474
Motor Oil Hellas Corinth Refineries SA	5,083	129,565
National Bank of Greece SA	56,546	496,307
OPAP SA	14,340	250,018
Piraeus Financial Holdings SA	51,563	217,851
Public Power Corp. SA	16,402	208,951
		2,537,101
Hong Kong — 0.1%
J&T Global Express Ltd. *	423,800	333,600
Kingboard Laminates Holdings Ltd.	61,000	54,853
Nine Dragons Paper Holdings Ltd. *	137,000	53,471
Orient Overseas International Ltd.	11,500	161,954
Sino Biopharmaceutical Ltd.	826,000	296,203
		900,081
Hungary — 0.2%
MOL Hungarian Oil & Gas plc	28,168	219,556
OTP Bank Nyrt.	17,265	885,031
Richter Gedeon Nyrt.	10,247	292,126
		1,396,713

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — 22.1%
ABB India Ltd.	4,036	381,425
ACC Ltd.	6,903	214,088
Adani Energy Solutions Ltd. *	28,363	386,487
Adani Enterprises Ltd.	31,183	1,183,418
Adani Green Energy Ltd. *	29,570	654,188
Adani Ports & Special Economic Zone Ltd.	69,129	1,300,005
Adani Power Ltd. *	81,698	718,847
Adani Total Gas Ltd.	22,656	242,918
Aditya Birla Capital Ltd. *	37,634	102,165
Alkem Laboratories Ltd.	4,793	304,132
Ambuja Cements Ltd.	56,785	461,910
Apollo Hospitals Enterprise Ltd.	8,389	664,202
Ashok Leyland Ltd.	109,846	338,064
Asian Paints Ltd.	56,110	2,070,898
Astral Ltd.	9,189	240,559
AU Small Finance Bank Ltd. (a)	27,731	214,354
Aurobindo Pharma Ltd.	24,824	425,985
Avenue Supermarts Ltd. * (a)	12,198	719,707
Axis Bank Ltd.	173,817	2,428,102
Bajaj Auto Ltd.	5,104	589,692
Bajaj Finance Ltd.	21,379	1,742,107
Bajaj Finserv Ltd.	29,104	575,411
Balkrishna Industries Ltd.	6,393	254,211
Bandhan Bank Ltd. (a)	62,363	162,848
Bank of Baroda	80,160	243,335
Bank of India	69,379	104,663
Berger Paints India Ltd.	23,150	153,624
Bharat Electronics Ltd.	272,357	1,030,569
Bharat Forge Ltd.	20,577	427,048
Bharat Heavy Electricals Ltd.	97,637	369,370
Bharat Petroleum Corp. Ltd.	154,858	649,548
Bharti Airtel Ltd.	201,771	3,604,423
Biocon Ltd.	37,156	161,116
Bosch Ltd.	663	277,287
Britannia Industries Ltd. *	10,278	710,696
Canara Bank	140,596	193,188
CG Power & Industrial Solutions Ltd.	48,876	430,742
Cholamandalam Investment and Finance Co. Ltd.	32,924	557,850
Cipla Ltd. *	40,907	755,879
Coal India Ltd.	173,271	1,083,792
Colgate-Palmolive India Ltd.	10,329	421,530
Container Corp. of India Ltd.	20,984	261,554
Cummins India Ltd.	10,349	477,166
Dabur India Ltd.	49,672	377,647
Divi's Laboratories Ltd.	10,316	607,270
DLF Ltd.	62,995	670,670
Dr Reddy's Laboratories Ltd.	9,577	773,337
Eicher Motors Ltd.	11,446	679,711

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Embassy Office Parks, REIT	49,973	216,463
FSN E-Commerce Ventures Ltd. *	92,946	214,776
GAIL India Ltd.	216,471	624,357
Godrej Consumer Products Ltd.	31,093	536,187
Godrej Properties Ltd. *	9,558	368,460
Grasim Industries Ltd.	29,816	990,307
Havells India Ltd.	16,858	372,838
HCL Technologies Ltd.	81,293	1,599,596
HDFC Asset Management Co. Ltd. (a)	7,972	392,302
HDFC Bank Ltd.	427,943	8,269,681
HDFC Life Insurance Co. Ltd. (a)	75,884	649,702
Hero MotoCorp Ltd.	10,037	659,408
Hindalco Industries Ltd.	116,051	930,906
Hindustan Aeronautics Ltd. (a)	14,404	848,859
Hindustan Petroleum Corp. Ltd.	76,977	361,880
Hindustan Unilever Ltd.	68,210	2,206,764
ICICI Bank Ltd.	395,199	5,760,609
ICICI Lombard General Insurance Co. Ltd. (a)	18,404	442,240
ICICI Prudential Life Insurance Co. Ltd. (a)	31,978	281,738
IDFC First Bank Ltd. *	278,156	253,111
Indian Bank	20,879	152,253
Indian Hotels Co. Ltd. (The)	69,590	534,777
Indian Oil Corp. Ltd.	291,385	634,975
Indian Railway Catering & Tourism Corp. Ltd.	26,645	315,102
Indian Railway Finance Corp. Ltd. (a)	137,543	319,443
Indian Renewable Energy Development Agency Ltd. *	43,621	137,700
Indraprastha Gas Ltd.	28,792	188,800
Indus Towers Ltd. *	54,507	282,554
IndusInd Bank Ltd.	44,591	762,163
Info Edge India Ltd.	6,203	521,632
Infosys Ltd.	312,209	6,923,176
InterGlobe Aviation Ltd. * (a)	12,159	650,215
ITC Ltd.	228,090	1,352,270
Jindal Stainless Ltd.	24,217	214,721
Jindal Steel & Power Ltd.	35,363	418,767
Jio Financial Services Ltd. *	287,063	1,130,395
JSW Energy Ltd.	47,181	411,479
JSW Steel Ltd.	97,885	1,087,944
Jubilant Foodworks Ltd.	29,148	208,922
Kotak Mahindra Bank Ltd.	83,285	1,804,283
L&T Technology Services Ltd. (a)	2,183	136,513
Larsen & Toubro Ltd.	51,319	2,343,604
Linde India Ltd.	1,651	161,250
LTIMindtree Ltd. (a)	7,145	484,084
Lupin Ltd.	18,594	425,494
Macrotech Developers Ltd. (a)	20,690	323,996
Mahindra & Mahindra Ltd.	74,575	2,595,992
Mankind Pharma Ltd. *	8,730	211,871

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Marico Ltd.	50,033	403,438
Maruti Suzuki India Ltd.	10,015	1,571,389
Max Healthcare Institute Ltd.	51,745	571,422
Mphasis Ltd.	6,493	225,068
MRF Ltd.	237	403,016
Muthoot Finance Ltd.	8,829	194,114
Nestle India Ltd.	27,329	803,091
NHPC Ltd.	225,435	283,793
NMDC Ltd.	94,046	272,301
NTPC Ltd.	361,292	1,799,136
Oberoi Realty Ltd.	8,949	199,419
Oil & Natural Gas Corp. Ltd.	309,849	1,237,840
Oil India Ltd.	47,592	328,736
Oracle Financial Services Software Ltd.	1,819	240,615
Page Industries Ltd.	473	239,873
Patanjali Foods Ltd.	7,664	158,084
PB Fintech Ltd. *	20,612	358,580
Persistent Systems Ltd.	8,202	474,591
Petronet LNG Ltd.	61,714	272,153
Phoenix Mills Ltd. (The)	7,799	335,630
PI Industries Ltd.	6,386	338,431
Pidilite Industries Ltd.	19,648	748,195
Polycab India Ltd.	4,622	379,733
Power Finance Corp. Ltd.	100,580	671,385
Power Grid Corp. of India Ltd.	345,115	1,437,469
Prestige Estates Projects Ltd.	10,506	228,578
Procter & Gamble Hygiene & Health Care Ltd.	787	158,999
Punjab National Bank	170,678	253,576
Rail Vikas Nigam Ltd. (a)	43,212	312,022
REC Ltd.	89,663	692,619
Reliance Industries Ltd.	312,419	11,263,463
Samvardhana Motherson International Ltd.	204,519	481,423
SBI Cards & Payment Services Ltd.	23,364	203,128
SBI Life Insurance Co. Ltd. (a)	31,201	654,799
Schaeffler India Ltd.	3,085	157,471
Shree Cement Ltd.	1,293	429,026
Shriram Finance Ltd.	20,174	707,780
Siemens Ltd.	6,783	579,183
Solar Industries India Ltd.	1,983	256,402
Sona Blw Precision Forgings Ltd. (a)	32,559	264,501
SRF Ltd.	11,542	365,349
Star Health & Allied Insurance Co. Ltd. *	18,164	131,696
State Bank of India	136,002	1,421,864
Steel Authority of India Ltd.	114,850	210,773
Sun Pharmaceutical Industries Ltd.	87,387	1,797,372
Sundaram Finance Ltd.	7,811	404,166
Supreme Industries Ltd.	4,679	299,854
Suzlon Energy Ltd. *	932,101	775,122

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Tata Communications Ltd.	9,066	215,941
Tata Consultancy Services Ltd.	76,362	4,009,822
Tata Consumer Products Ltd.	48,250	686,540
Tata Elxsi Ltd.	2,832	236,728
Tata Motors Ltd.	136,709	1,893,356
Tata Motors Ltd., Class A	34,561	328,467
Tata Power Co. Ltd. (The)	132,934	721,903
Tata Steel Ltd.	635,711	1,258,637
Tech Mahindra Ltd.	53,469	995,981
Titan Co. Ltd.	31,316	1,296,838
Torrent Power Ltd.	12,890	287,817
Tube Investments of India Ltd.	9,479	469,294
TVS Motor Co. Ltd.	18,299	554,204
UltraTech Cement Ltd.	9,171	1,303,958
Union Bank of India Ltd.	114,725	185,445
United Breweries Ltd.	6,124	147,567
United Spirits Ltd.	24,485	414,173
UNO Minda Ltd.	17,994	224,198
UPL Ltd.	42,293	289,548
Varun Beverages Ltd.	38,707	730,273
Vedanta Ltd.	108,077	583,019
Vodafone Idea Ltd. *	2,198,514	427,840
Voltas Ltd.	18,187	334,729
Wipro Ltd.	108,876	679,431
Yes Bank Ltd. *	1,566,799	497,566
Zomato Ltd. *	454,152	1,248,921
Zydus Lifesciences Ltd.	19,611	292,493
		138,423,654
Indonesia — 1.6%
Adaro Energy Indonesia Tbk. PT	1,156,400	229,004
Adaro Minerals Indonesia Tbk. PT *	519,700	42,829
Amman Mineral Internasional PT *	783,600	570,512
Aneka Tambang Tbk.	761,000	61,637
Astra International Tbk. PT	1,669,700	485,369
Bank Central Asia Tbk. PT	4,226,700	2,670,931
Bank Mandiri Persero Tbk. PT	2,844,200	1,121,722
Bank Negara Indonesia Persero Tbk. PT	1,227,200	375,858
Bank Rakyat Indonesia Persero Tbk. PT	5,008,300	1,441,089
Barito Pacific Tbk. PT	2,250,879	151,320
Charoen Pokphand Indonesia Tbk. PT	590,000	189,591
GoTo Gojek Tokopedia Tbk. PT *	8,585,000	28,094
Indah Kiat Pulp & Paper Tbk. PT	212,400	109,243
Indofood CBP Sukses Makmur Tbk. PT	177,000	118,925
Indofood Sukses Makmur Tbk. PT	365,800	137,794
Indosat Tbk. PT	102,200	69,768
Kalbe Farma Tbk. PT	1,564,100	152,947
Merdeka Battery Materials Tbk. PT *	2,306,700	84,511

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Merdeka Copper Gold Tbk. PT *	1,132,800	171,772
Mitra Keluarga Karyasehat Tbk. PT (a)	448,400	83,282
Pantai Indah Kapuk Dua Tbk. PT	141,700	46,417
Petrindo Jaya Kreasi Tbk. PT *	129,700	67,602
Sarana Menara Nusantara Tbk. PT	1,783,200	87,186
Sumber Alfaria Trijaya Tbk. PT	1,569,400	274,114
Telkom Indonesia Persero Tbk. PT	3,830,500	680,314
Trimegah Bangun Persada Tbk. PT	701,900	39,498
Unilever Indonesia Tbk. PT	466,100	69,990
United Tractors Tbk. PT	164,800	261,491
Vale Indonesia Tbk. PT *	170,200	39,148
		9,861,958
Kuwait — 0.8%
Agility Public Warehousing Co. KSC	151,300	135,864
Boubyan Bank KSCP	130,520	252,801
Gulf Bank KSCP	304,000	309,322
Kuwait Finance House KSCP	828,529	1,998,108
Mabanee Co. KPSC	54,536	149,798
Mobile Telecommunications Co. KSCP	170,255	254,150
National Bank of Kuwait SAKP	644,364	1,910,587
		5,010,630
Luxembourg — 0.1%
Reinet Investments SCA	10,300	277,344
Malaysia — 1.7%
AMMB Holdings Bhd.	177,000	173,918
Axiata Group Bhd.	336,700	176,075
CELCOMDIGI Bhd.	306,900	254,008
CIMB Group Holdings Bhd.	627,300	1,014,299
Dialog Group Bhd.	483,800	267,676
Gamuda Bhd.	193,700	331,248
Genting Bhd.	167,700	172,808
Genting Malaysia Bhd.	253,600	143,693
Hong Leong Bank Bhd.	57,000	239,326
IHH Healthcare Bhd.	158,600	217,473
IOI Corp. Bhd.	253,700	211,080
Kuala Lumpur Kepong Bhd.	45,900	210,751
Malayan Banking Bhd.	498,000	1,107,751
Malaysia Airports Holdings Bhd.	88,700	197,783
Maxis Bhd.	229,100	176,020
MISC Bhd.	169,400	324,089
MR DIY Group M Bhd. (a)	460,200	210,424
Petronas Chemicals Group Bhd.	228,500	288,550
Petronas Dagangan Bhd.	29,600	114,290
Petronas Gas Bhd.	73,800	292,531
PPB Group Bhd.	58,100	187,636
Press Metal Aluminium Holdings Bhd.	318,600	371,989
Public Bank Bhd.	1,140,300	1,045,383

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
QL Resources Bhd.	88,500	128,787
RHB Bank Bhd.	298,500	371,041
SD Guthrie Bhd.	296,600	288,811
Sime Darby Bhd.	276,400	156,551
Telekom Malaysia Bhd.	187,500	284,749
Tenaga Nasional Bhd.	343,100	1,051,441
YTL Corp. Bhd.	381,100	283,446
YTL Power International Bhd.	192,800	196,037
		10,489,664
Mexico — 2.1%
America Movil SAB de CV	1,416,500	1,183,775
Arca Continental SAB de CV	37,820	372,638
Becle SAB de CV	36,962	60,767
Cemex SAB de CV	1,121,180	719,731
Coca-Cola Femsa SAB de CV	40,646	367,256
Corporativo Fragua SAB de CV	7,726	408,050
Fibra Uno Administracion SA de CV, REIT	236,531	300,885
Fomento Economico Mexicano SAB de CV	164,671	1,816,587
Gruma SAB de CV, Class B	13,959	261,940
Grupo Aeroportuario del Pacifico SAB de CV, Class B	29,249	468,430
Grupo Aeroportuario del Sureste SAB de CV, Class B	14,051	421,998
Grupo Bimbo SAB de CV	104,397	367,527
Grupo Carso SAB de CV	41,792	270,747
Grupo Comercial Chedraui SA de CV	34,200	254,641
Grupo Elektra SAB de CV	3,994	202,573
Grupo Financiero Banorte SAB de CV, Class O	223,144	1,675,706
Grupo Financiero Inbursa SAB de CV, Class O *	177,616	435,579
Grupo Mexico SAB de CV	239,051	1,344,413
Industrias Penoles SAB de CV *	14,539	212,494
Kimberly-Clark de Mexico SAB de CV, Class A	115,935	206,593
Operadora De Sites Mexicanos SAB de CV	89,042	76,468
Orbia Advance Corp. SAB de CV	76,652	98,947
Promotora y Operadora de Infraestructura SAB de CV	17,461	163,073
Wal-Mart de Mexico SAB de CV	377,582	1,256,512
		12,947,330
Peru — 0.2%
Credicorp Ltd.	5,424	925,551
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	185,020	112,358
ACEN Corp.	723,500	68,094
Ayala Corp.	20,650	207,716
Ayala Land, Inc.	495,600	250,918
Bank of the Philippine Islands	163,030	338,765
BDO Unibank, Inc.	166,100	390,716
Emperador, Inc.	242,100	77,057
International Container Terminal Services, Inc.	63,060	384,568
JG Summit Holdings, Inc.	251,600	119,819

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Philippines — continued
Jollibee Foods Corp.	36,580	144,358
Manila Electric Co.	23,010	153,727
Metropolitan Bank & Trust Co.	156,770	184,473
Monde Nissin Corp. (a)	595,900	93,668
PLDT, Inc.	7,080	183,837
SM Investments Corp.	37,250	580,558
SM Prime Holdings, Inc.	949,900	469,341
Universal Robina Corp.	71,980	146,733
		3,906,706
Qatar — 0.8%
Commercial Bank PSQC (The)	263,199	302,090
Dukhan Bank	195,417	200,924
Industries Qatar QSC	225,878	812,877
Masraf Al Rayan QSC	509,491	325,937
Mesaieed Petrochemical Holding Co.	336,395	154,494
Ooredoo QPSC	90,477	259,677
Qatar Electricity & Water Co. QSC	45,176	190,830
Qatar Fuel QSC	61,553	249,187
Qatar Gas Transport Co. Ltd.	273,541	338,534
Qatar International Islamic Bank QSC	93,446	267,685
Qatar Islamic Bank QPSC	137,376	742,759
Qatar National Bank QPSC	338,511	1,419,773
		5,264,767
Saudi Arabia — 3.7%
ACWA Power Co.	10,215	1,075,435
Ades Holding Co. *	31,562	171,610
Advanced Petrochemical Co. *	10,443	111,336
Al Rajhi Bank	149,341	3,405,094
Alinma Bank	94,341	814,829
Almarai Co. JSC	20,532	330,684
Arabian Drilling Co.	2,107	72,781
Arabian Internet & Communications Services Co.	2,124	166,498
Bank Al-Jazira *	41,300	189,309
Banque Saudi Fransi	48,616	479,429
Bupa Arabia for Cooperative Insurance Co.	5,908	362,804
Co. for Cooperative Insurance (The)	5,603	214,992
Dr Sulaiman Al Habib Medical Services Group Co.	6,987	536,330
Elm Co.	1,868	455,559
Etihad Etisalat Co.	31,034	431,073
Jarir Marketing Co.	48,380	167,483
Mouwasat Medical Services Co.	7,656	246,343
Nahdi Medical Co.	3,628	128,455
Riyad Bank	119,594	874,877
SABIC Agri-Nutrients Co.	18,818	590,480
Sahara International Petrochemical Co.	29,559	224,933
SAL Saudi Logistics Services	1,829	153,271
Saudi Arabian Mining Co. *	92,264	1,059,399

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Saudi Arabian Oil Co. (a)	442,443	3,254,975
Saudi Aramco Base Oil Co.	4,124	143,004
Saudi Awwal Bank	76,246	797,785
Saudi Basic Industries Corp.	68,574	1,440,239
Saudi Electricity Co.	59,686	271,949
Saudi Industrial Investment Group	30,444	165,753
Saudi Investment Bank (The)	64,983	221,352
Saudi Kayan Petrochemical Co. *	60,475	131,498
Saudi National Bank (The)	221,923	2,242,391
Saudi Tadawul Group Holding Co.	3,953	243,935
Saudi Telecom Co.	136,724	1,404,420
Savola Group (The) *	24,426	297,123
Yanbu National Petrochemical Co.	22,656	244,259
		23,121,687
South Africa — 2.7%
Absa Group Ltd.	63,108	553,722
African Rainbow Minerals Ltd.	7,963	94,441
Anglo American Platinum Ltd.	4,391	170,438
Aspen Pharmacare Holdings Ltd.	28,062	388,068
Bid Corp. Ltd.	25,476	634,099
Bidvest Group Ltd. (The)	24,603	369,763
Capitec Bank Holdings Ltd.	7,815	1,218,796
Clicks Group Ltd.	17,058	331,560
Discovery Ltd.	39,231	307,601
Exxaro Resources Ltd.	18,404	197,182
FirstRand Ltd.	423,958	1,905,019
Gold Fields Ltd.	68,126	1,186,049
Harmony Gold Mining Co. Ltd.	42,368	415,444
Impala Platinum Holdings Ltd.	70,210	360,684
Kumba Iron Ore Ltd.	4,484	97,815
Mr Price Group Ltd.	19,377	230,130
MTN Group Ltd.	128,904	559,333
Naspers Ltd., Class N	13,539	2,618,378
Nedbank Group Ltd.	33,845	518,324
Northam Platinum Holdings Ltd.	28,676	224,621
Old Mutual Ltd.	331,278	224,096
OUTsurance Group Ltd.	65,502	173,713
Pepkor Holdings Ltd. (a)	123,248	138,316
Remgro Ltd.	39,589	304,300
Sanlam Ltd.	134,794	603,566
Sasol Ltd.	44,573	361,432
Shoprite Holdings Ltd.	34,097	571,388
Sibanye Stillwater Ltd.	219,378	250,506
Standard Bank Group Ltd.	101,826	1,241,066
Vodacom Group Ltd.	43,136	242,106
Woolworths Holdings Ltd.	68,913	227,787
		16,719,743

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — 11.6%
Alteogen, Inc. *	3,001	691,975
Amorepacific Corp.	2,320	308,359
Celltrion, Inc.	11,359	1,700,404
CJ CheilJedang Corp.	667	188,334
CJ Corp.	1,209	117,333
CosmoAM&T Co. Ltd. *	1,873	178,314
Coway Co. Ltd.	4,425	202,443
DB Insurance Co. Ltd.	3,461	279,639
Doosan Bobcat, Inc.	4,302	130,197
Doosan Enerbility Co. Ltd. *	33,282	458,383
Ecopro BM Co. Ltd. *	3,752	498,152
Ecopro Co. Ltd. *	7,737	525,974
Ecopro Materials Co. Ltd. *	1,545	92,378
GS Holdings Corp.	5,773	206,669
Hana Financial Group, Inc.	22,321	1,057,526
Hanjin Kal Corp.	2,914	147,482
Hankook Tire & Technology Co. Ltd.	5,767	188,326
Hanmi Pharm Co. Ltd.	531	112,214
Hanmi Semiconductor Co. Ltd.	3,516	338,681
Hanwha Aerospace Co. Ltd.	2,543	533,586
Hanwha Ocean Co. Ltd. *	7,749	173,485
Hanwha Solutions Corp.	9,086	165,113
HD Hyundai Co. Ltd.	3,757	230,234
HD Hyundai Electric Co. Ltd.	1,720	389,222
HD Hyundai Heavy Industries Co. Ltd. *	1,652	255,294
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	3,339	506,512
HLB, Inc. *	9,317	553,385
HMM Co. Ltd.	20,745	275,921
HYBE Co. Ltd.	1,584	203,757
Hyundai Engineering & Construction Co. Ltd.	5,900	144,154
Hyundai Glovis Co. Ltd.	2,880	256,342
Hyundai Mobis Co. Ltd.	4,742	767,210
Hyundai Motor Co.	10,682	1,946,794
Hyundai Motor Co. (Preference)	2,650	322,076
Hyundai Motor Co. (Preference)	1,671	202,261
Hyundai Rotem Co. Ltd.	5,900	210,325
Hyundai Steel Co.	6,732	136,218
Industrial Bank of Korea	23,600	240,810
ISU Specialty Chemical *	1,492	38,090
Kakao Corp.	21,516	618,307
KakaoBank Corp.	27,272	428,355
Kakaopay Corp. *	2,196	40,719
Kangwon Land, Inc.	10,135	106,860
KB Financial Group, Inc.	29,520	1,908,353
Kia Corp.	18,068	1,482,601
Korea Aerospace Industries Ltd.	5,900	245,213
Korea Electric Power Corp. *	19,873	286,799
Korea Investment Holdings Co. Ltd.	3,359	180,467

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Korea Zinc Co. Ltd.	964	341,783
Korean Air Lines Co. Ltd.	14,777	229,657
Krafton, Inc. *	2,364	509,722
KT&G Corp.	8,596	586,005
Kum Yang Co. Ltd. *	2,887	143,229
Kumho Petrochemical Co. Ltd.	1,416	143,628
L&F Co. Ltd. *	1,999	167,192
LG Chem Ltd.	1,598	359,365
LG Chem Ltd. (Preference)	590	91,952
LG Corp.	8,571	546,592
LG Display Co. Ltd. *	23,658	194,205
LG Electronics, Inc.	8,357	636,391
LG Energy Solution Ltd. *	3,297	784,850
LG H&H Co. Ltd.	767	197,313
LG Innotek Co. Ltd.	1,121	210,541
LG Uplus Corp.	16,325	119,402
Lotte Chemical Corp.	1,534	113,680
Meritz Financial Group, Inc.	7,415	457,030
Mirae Asset Securities Co. Ltd.	18,699	106,176
NAVER Corp.	11,000	1,402,968
NCSoft Corp.	1,298	166,557
Netmarble Corp. * (a)	2,124	98,737
Orion Corp.	2,065	132,329
Posco DX Co. Ltd.	4,055	85,969
POSCO Future M Co. Ltd.	2,463	384,333
POSCO Holdings, Inc.	5,358	1,385,581
Posco International Corp.	3,487	135,694
Samsung Biologics Co. Ltd. * (a)	1,395	957,096
Samsung C&T Corp.	6,661	758,701
Samsung E&A Co. Ltd. *	12,614	263,479
Samsung Electro-Mechanics Co. Ltd.	4,264	498,472
Samsung Electronics Co. Ltd.	386,182	23,812,860
Samsung Electronics Co. Ltd. (Preference)	62,700	2,984,949
Samsung Fire & Marine Insurance Co. Ltd.	2,423	658,885
Samsung Heavy Industries Co. Ltd. *	55,933	479,526
Samsung Life Insurance Co. Ltd.	7,552	532,987
Samsung SDI Co. Ltd.	3,970	933,464
Samsung SDS Co. Ltd.	3,059	331,017
Samsung Securities Co. Ltd.	5,160	168,820
Shinhan Financial Group Co. Ltd.	37,819	1,663,315
SK Biopharmaceuticals Co. Ltd. *	2,301	144,535
SK Bioscience Co. Ltd. *	2,007	81,460
SK Hynix, Inc.	41,317	5,925,830
SK IE Technology Co. Ltd. * (a)	2,301	63,077
SK Innovation Co. Ltd. *	2,554	194,758
SK Square Co. Ltd. *	6,565	416,413
SK Telecom Co. Ltd.	8,850	350,185
SK, Inc.	2,848	312,366

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
SKC Co. Ltd. *	1,652	164,714
S-Oil Corp.	3,422	168,813
Woori Financial Group, Inc.	49,400	568,605
Yuhan Corp.	4,523	311,634
		72,748,088
Taiwan — 18.2%
Accton Technology Corp.	41,000	642,686
Acer, Inc.	229,000	309,097
Advantech Co. Ltd.	39,196	416,911
Alchip Technologies Ltd.	6,000	488,695
ASE Technology Holding Co. Ltd.	254,000	1,185,446
Asia Cement Corp.	199,000	251,408
Asia Vital Components Co. Ltd.	25,000	497,801
Asustek Computer, Inc.	54,000	757,278
AUO Corp.	517,000	282,283
Catcher Technology Co. Ltd.	51,000	332,203
Cathay Financial Holding Co. Ltd.	743,000	1,422,713
Chailease Holding Co. Ltd.	130,764	610,034
Chang Hwa Commercial Bank Ltd.	475,450	271,925
Cheng Shin Rubber Industry Co. Ltd.	180,000	265,222
Chicony Electronics Co. Ltd.	52,000	247,804
China Airlines Ltd.	238,000	167,422
China Development Financial Holding Corp.	1,192,000	588,301
China Steel Corp.	940,000	665,306
Chunghwa Telecom Co. Ltd.	246,000	911,549
Compal Electronics, Inc.	323,000	312,960
CTBC Financial Holding Co. Ltd.	1,510,000	1,638,981
Delta Electronics, Inc.	146,000	1,875,199
E Ink Holdings, Inc.	68,000	561,077
E.Sun Financial Holding Co. Ltd.	1,166,049	944,715
Eclat Textile Co. Ltd.	18,000	292,345
Elite Material Co. Ltd.	25,000	339,709
eMemory Technology, Inc.	5,000	355,176
Eva Airways Corp.	214,000	225,539
Evergreen Marine Corp. Taiwan Ltd.	77,000	399,933
Far EasTone Telecommunications Co. Ltd.	137,000	360,900
Feng TAY Enterprise Co. Ltd.	61,360	262,816
First Financial Holding Co. Ltd.	836,260	748,999
Formosa Chemicals & Fibre Corp.	347,000	528,329
Formosa Plastics Corp.	358,000	632,165
Fortune Electric Co. Ltd.	18,700	399,077
Foxconn Technology Co. Ltd.	94,000	189,100
Fubon Financial Holding Co. Ltd.	642,000	1,738,512
Giant Manufacturing Co. Ltd.	29,000	210,193
Gigabyte Technology Co. Ltd.	46,000	372,014
Global Unichip Corp.	7,000	251,966
Globalwafers Co. Ltd.	18,000	273,811

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Highwealth Construction Corp.	129,600	253,765
Hiwin Technologies Corp.	25,000	153,751
Hon Hai Precision Industry Co. Ltd.	922,000	5,656,396
Hotai Motor Co. Ltd.	37,520	744,093
Hua Nan Financial Holdings Co. Ltd.	771,000	652,948
Innolux Corp.	668,550	314,432
Inventec Corp.	240,000	354,903
Largan Precision Co. Ltd.	7,000	607,322
Lite-On Technology Corp.	168,000	513,796
Lotes Co. Ltd.	7,000	301,535
MediaTek, Inc.	118,000	4,494,046
Mega Financial Holding Co. Ltd.	852,360	1,123,936
Micro-Star International Co. Ltd.	54,000	281,744
momo.com, Inc.	9,500	120,987
Nan Ya Plastics Corp.	413,000	631,960
Nan Ya Printed Circuit Board Corp.	21,000	107,526
Nanya Technology Corp. *	90,000	158,435
Nien Made Enterprise Co. Ltd.	18,000	218,610
Novatek Microelectronics Corp.	46,000	741,868
Oneness Biotech Co. Ltd. *	31,670	153,213
Pegatron Corp.	161,000	497,349
PharmaEssentia Corp. *	26,000	522,000
Phison Electronics Corp.	14,000	220,574
Pou Chen Corp.	249,000	274,853
Powerchip Semiconductor Manufacturing Corp. *	246,000	174,291
Powertech Technology, Inc.	55,000	276,563
President Chain Store Corp.	44,000	372,690
Quanta Computer, Inc.	219,000	1,865,826
Radiant Opto-Electronics Corp.	37,000	202,067
Realtek Semiconductor Corp.	39,000	615,224
Ruentex Development Co. Ltd.	163,900	257,301
Shanghai Commercial & Savings Bank Ltd. (The)	373,000	475,194
Shihlin Electric & Engineering Corp.	25,000	184,142
Shin Kong Financial Holding Co. Ltd. *	1,074,000	356,722
Simplo Technology Co. Ltd.	15,000	164,853
Sino-American Silicon Products, Inc.	46,000	270,994
SinoPac Financial Holdings Co. Ltd.	957,740	779,608
Synnex Technology International Corp.	106,000	230,267
Taishin Financial Holding Co. Ltd. *	907,750	562,591
Taiwan Business Bank	511,728	293,209
Taiwan Cooperative Financial Holding Co. Ltd.	772,100	633,110
Taiwan Mobile Co. Ltd.	107,000	344,219
Taiwan Semiconductor Manufacturing Co. Ltd.	1,845,000	53,821,076
Tatung Co. Ltd. *	139,000	212,991
TCC Group Holdings Co. Ltd.	522,000	552,292
Teco Electric and Machinery Co. Ltd.	129,000	191,833
Tripod Technology Corp.	41,000	251,619
Unimicron Technology Corp.	103,000	573,959

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Uni-President Enterprises Corp.	376,000	966,285
United Microelectronics Corp.	921,000	1,467,238
Vanguard International Semiconductor Corp.	71,000	253,078
Voltronic Power Technology Corp.	6,000	341,491
Walsin Lihwa Corp.	235,000	247,966
Wan Hai Lines Ltd.	118,000	281,479
Winbond Electronics Corp.	222,000	158,269
Wistron Corp.	220,000	661,946
Wiwynn Corp.	8,000	507,072
WPG Holdings Ltd.	132,000	347,839
WT Microelectronics Co. Ltd.	57,000	181,438
Yageo Corp.	30,000	731,572
Yang Ming Marine Transport Corp.	132,000	255,797
Yuanta Financial Holding Co. Ltd.	948,515	951,625
Zhen Ding Technology Holding Ltd.	59,000	248,829
		113,592,207
Thailand — 1.3%
Advanced Info Service PCL, NVDR	83,500	548,798
Airports of Thailand PCL, NVDR	326,400	517,939
Asset World Corp. PCL, NVDR	651,000	66,601
Bangkok Bank PCL, NVDR	46,700	179,547
Bangkok Dusit Medical Services PCL, NVDR	368,800	271,871
Bangkok Expressway & Metro PCL, NVDR	619,500	135,751
Berli Jucker PCL, NVDR	259,200	150,722
BTS Group Holdings PCL, NVDR	560,700	67,787
Bumrungrad Hospital PCL, NVDR	31,600	218,181
Central Pattana PCL, NVDR	109,900	170,617
Central Retail Corp. PCL, NVDR	247,800	221,130
Charoen Pokphand Foods PCL, NVDR *	236,800	159,574
CP ALL PCL, NVDR	335,500	548,931
CP Axtra PCL, NVDR	125,800	107,800
Delta Electronics Thailand PCL, NVDR	343,900	990,363
Energy Absolute PCL, NVDR	147,500	14,960
Global Power Synergy PCL, NVDR	54,200	60,682
Gulf Energy Development PCL, NVDR	422,400	567,041
Home Product Center PCL, NVDR	324,500	82,991
Indorama Ventures PCL, NVDR	235,600	127,874
Intouch Holdings PCL, NVDR	76,900	177,688
Kasikornbank PCL, NVDR	89,800	331,710
Krung Thai Bank PCL, NVDR	283,200	143,806
Krungthai Card PCL, NVDR	70,100	76,818
Minor International PCL, NVDR	212,600	173,238
Muangthai Capital PCL, NVDR	52,400	59,428
PTT Exploration & Production PCL, NVDR	109,600	450,638
PTT Global Chemical PCL, NVDR	135,700	103,948
PTT Oil & Retail Business PCL, NVDR	247,800	109,982
PTT PCL, NVDR	663,000	595,062

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
SCG Packaging PCL, NVDR	98,200	78,115
Siam Cement PCL (The), NVDR	23,600	146,491
Siam Global House PCL, NVDR	185,704	80,369
Thai Oil PCL, NVDR	69,300	98,131
TMBThanachart Bank PCL, NVDR	3,070,300	145,678
True Corp. PCL, NVDR *	832,000	216,663
		8,196,925
Turkey — 0.8%
Akbank TAS	252,520	471,982
Arcelik A/S	9,940	50,424
Aselsan Elektronik Sanayi ve Ticaret A/S	97,704	184,520
BIM Birlesik Magazalar A/S	33,343	629,754
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S *	2,907	36,845
Coca-Cola Icecek A/S	6,064	154,906
Eregli Demir ve Celik Fabrikalari TAS	141,820	240,023
Ford Otomotiv Sanayi A/S	5,723	171,771
Haci Omer Sabanci Holding A/S	105,372	316,105
KOC Holding A/S	58,528	380,140
Sasa Polyester Sanayi A/S *	38,749	54,407
Tofas Turk Otomobil Fabrikasi A/S	10,266	86,796
Turk Hava Yollari AO *	55,919	488,396
Turkcell Iletisim Hizmetleri A/S	97,763	311,729
Turkiye Garanti Bankasi A/S	47,888	179,014
Turkiye Is Bankasi A/S, Class C	682,407	309,082
Turkiye Petrol Rafinerileri A/S	70,485	347,554
Turkiye Sise ve Cam Fabrikalari A/S	108,383	153,946
Turkiye Vakiflar Bankasi TAO, Class D *	79,332	48,771
Yapi ve Kredi Bankasi A/S	253,635	231,289
		4,847,454
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	225,807	547,109
Abu Dhabi Islamic Bank PJSC	119,593	399,191
Abu Dhabi National Oil Co. for Distribution PJSC	219,061	212,834
Abu Dhabi Ports Co. PJSC *	66,680	94,403
ADNOC Drilling Co. PJSC	121,417	145,451
ADNOC Logistics & Services	99,024	126,714
Aldar Properties PJSC	278,579	560,503
Alpha Dhabi Holding PJSC *	108,343	358,690
Americana Restaurants International plc	227,559	191,583
Dubai Electricity & Water Authority PJSC	685,754	444,355
Dubai Islamic Bank PJSC	232,620	370,500
Emaar Development PJSC	65,007	150,263
Emaar Properties PJSC	473,450	1,112,423
Emirates NBD Bank PJSC	187,223	973,593
Emirates Telecommunications Group Co. PJSC	265,062	1,182,079
First Abu Dhabi Bank PJSC	336,512	1,194,712
International Holding Co. PJSC *	56,325	6,360,993

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Multiply Group PJSC *	260,023	162,826
Pure Health Holding PJSC *	190,488	208,487
Q Holding PJSC *	219,080	185,518
Salik Co. PJSC	148,975	136,729
		15,118,956
United States — 0.1%
JBS SA *	52,261	311,562
Total Common Stocks (Cost $559,844,444)		619,121,893
	NO. OF RIGHTS
Rights — 0.0% ^
India — 0.0% ^
Tata Consumer Products Ltd., expiring 8/19/2024*	1,855	8,272
Taiwan — 0.0% ^
Winbond Electronics Corp., expiring 8/12/2024*	13,106	173
Total Rights (Cost $—)		8,445
	SHARES
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $6,868,760)	6,868,760	6,868,760
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $7,400)	7,400	7,400
Total Short-Term Investments (Cost $6,876,160)		6,876,160
Total Investments — 100.1% (Cost $566,720,604)		626,006,498
Liabilities in Excess of Other Assets — (0.1)%		(899,269)
NET ASSETS — 100.0%		625,107,229

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $4,594.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.6%
Semiconductors & Semiconductor Equipment	11.8
Technology Hardware, Storage & Peripherals	5.7
Oil, Gas & Consumable Fuels	5.5
Interactive Media & Services	4.4
Broadline Retail	4.1
Metals & Mining	3.4
Automobiles	3.0
Electronic Equipment, Instruments & Components	2.8
IT Services	2.6
Insurance	2.5
Industrial Conglomerates	2.3
Chemicals	2.2
Hotels, Restaurants & Leisure	2.0
Electrical Equipment	1.6
Wireless Telecommunication Services	1.6
Food Products	1.4
Pharmaceuticals	1.4
Beverages	1.4
Independent Power and Renewable Electricity Producers	1.4
Real Estate Management & Development	1.4
Financial Services	1.3
Consumer Staples Distribution & Retail	1.2
Electric Utilities	1.2
Diversified Telecommunication Services	1.1
Machinery	1.0
Others (each less than 1.0%)	14.0
Short-Term Investments	1.1

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	108	09/20/2024	USD	5,921,640	26,518

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$105,867	$—	$105,867
Brazil	24,409,524	—	—	24,409,524
Chile	2,769,953	—	—	2,769,953
China	12,260,470	130,911,811	55,068	143,227,349
Colombia	1,067,770	—	—	1,067,770
Czech Republic	478,126	190,429	—	668,555
Egypt	274,754	—	—	274,754
Greece	980,902	1,556,199	—	2,537,101
Hong Kong	333,600	566,481	—	900,081
Hungary	511,682	885,031	—	1,396,713
India	216,463	138,207,191	—	138,423,654
Indonesia	4,464,110	5,397,848	—	9,861,958
Kuwait	149,798	4,860,832	—	5,010,630
Luxembourg	277,344	—	—	277,344
Malaysia	2,991,064	7,498,600	—	10,489,664
Mexico	12,947,330	—	—	12,947,330
Peru	925,551	—	—	925,551
Philippines	1,333,027	2,573,679	—	3,906,706
Qatar	1,078,639	4,186,128	—	5,264,767
Saudi Arabia	4,014,794	19,106,893	—	23,121,687
South Africa	7,256,003	9,463,740	—	16,719,743
South Korea	—	72,748,088	—	72,748,088
Taiwan	—	113,592,207	—	113,592,207
Thailand	—	8,196,925	—	8,196,925
Turkey	4,662,934	184,520	—	4,847,454
United Arab Emirates	13,845,183	1,273,773	—	15,118,956
United States	311,562	—	—	311,562
Total Common Stocks	97,560,583	521,506,242	55,068	619,121,893
Rights	—	8,445	—	8,445
Short-Term Investments
Investment Companies	6,868,760	—	—	6,868,760
Investment of Cash Collateral from Securities Loaned	7,400	—	—	7,400
Total Short-Term Investments	6,876,160	—	—	6,876,160
Total Investments in Securities	$104,436,743	$521,514,687	$55,068	$626,006,498
Appreciation in Other Financial Instruments
Futures Contracts	$26,518	$—	$—	$26,518
There were no significant transfers into or out of level 3 for the period ended July 31, 2024.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$—	$3,517,438	$3,510,038	$—	$—	$7,400	7,400	$6,497	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	4,440,195	42,652,145	40,223,580	—	—	6,868,760	6,868,760	226,306	—
Total	$4,440,195	$46,169,583	$43,733,618	$—	$—	$6,876,160		$232,803	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.